11. INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$ 1,009,000	$ 962,000
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	281,000	281,000
Asset retirement obligation	41,500	34,000
Gross deferred tax assets	1,349,000	1,294,500
Valuation allowance	(1,349,000)	(1,294,500)
Net deferred tax asset